Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Other Receivables [Table Text Block]
	December 31,
	2016	2015
Research and development tax credit receivable from the French State	476	419
Research and development subsidies receivable from the French State	-	112
Value-added taxes receivable	209	329
Other receivables from Government and public authorities	138	121
Others	60	37
Total	884	1,018